PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	March 31,	December 31,
	2025	2024

Leasehold Improvement	$5,236,539	$5,401,651
Furniture and equipment	1,861,881	1,808,387
Vehicle	582,761	438,521

Total property and equipment	7,681,181	7,648,559
Accumulated depreciation	(2,695,377)	(2,518,330)

Total property and equipment, net	$4,985,804	$5,130,229

Total depreciation was $227,047 and $822,318 for the three month period ended March 31, 2025 and for the year ended December 31, 2024, respectively.

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31	December 31,
	2024	2023

Leasehold Improvements	$5,401,651	$4,447,705
Furniture and equipment	1,808,387	902,736
Vehicles	438,521	438,521

Total property and equipment	7,648,559	5,788,962
Accumulated depreciation	(2,518,330)	(1,696,012)

Total property and equipment, net	$5,130,229	$4,092,950

Total depreciation was $822,318 and $545,549 and for the years ended December 31, 2024 and 2023, respectively.